Intangible assets (Tables)	12 Months Ended
Dec. 31, 2021
Intangible assets
Schedule of intangible assets

			Internally		Other
		Computer	generated		intangible
	Goodwill	software	software	Licenses	assets	Total
	€	€	€	€	€	€
Cost
Balance at December 31, 2019/ January 1, 2020	—	70,500	1,260,355	—	25,000	1,355,855
Additions	—	48,299	1,814,375	—	—	1,862,674
Balance at December 31, 2020/ January 1, 2021	—	118,799	3,074,730	—	25,000	3,218,529
Additions	53,385	—	3,841,858	5,000,000	21,000	8,916,243
Impairment charge	(53,385)	—	—	—	—	(53,385)
Balance at December 31, 2021	—	118,799	6,916,588	5,000,000	46,000	12,081,387
Amortization
Balance at December 31, 2019/ January 1, 2020	—	35,250	292,382	—	—	327,632
Amortization for the year	—	29,700	678,372	—	—	708,072
Balance at December 31, 2020/ January 1, 2021	—	64,950	970,754	—	—	1,035,704
Amortization for the year	—	29,700	1,733,215	383,712	3,222	2,149,849
Balance at December 31, 2021	—	94,650	2,703,969	383,712	3,222	3,185,553
Net book amount
Balance at December 31, 2021	—	24,149	4,212,619	4,616,288	42,778	8,895,834
Balance at December 31, 2020	—	53,849	2,103,976	—	25,000	2,182,825
Balance at December 31, 2019	—	35,250	967,793	—	25,000	1,028,223